SCHEDULE OF BUSINESS ACQUISITION (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Jul. 06, 2021	Dec. 31, 2020
Reverse Merger
Common stock shares given			29,598,672
Total consideration			$ 29,598,672
Cash			4,122
Prepaid expenses			39,208
Notes payable			(20,800)
Accounts payable and accrued expenses			(55,008)
Deferred revenue			(126,037)
Shareholder advance			(36,211)
UK Sporting Edge license			300,000
Total identifiable net liabilities			105,274
Goodwill	$ 29,660,232	$ 29,493,398	$ 29,493,398